SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Divestment of the Group’s operations in Russia and certain international markets

On February 4, 2024, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with “Consortium First”, a closed-end mutual investment fund under the trust management of JSC Solid Management, a joint stock company incorporated under the laws of the Russian Federation (the “Purchaser”), related to the Sale of 100% of the Company’s interest in IPJSC “Yandex”, an international joint stock company incorporated under the laws of the Russian Federation. The Group has completed an internal reorganization in preparation for the Sale: all of the Group’s assets and operations in Russia and certain international markets, which form the divestment perimeter, are now held by IPJSC “Yandex”. The businesses to be divested generated more than 95% of the Group’s consolidated revenues for the year ended December 31, 2023, and approximately 95% of the Group’s consolidated assets as of December 31, 2023. Following the completion of the Sale transaction, the Company will no longer hold any interest in the Russia-based businesses and will retain a portfolio of international businesses and other non-Russian assets initially focused on the markets in Europe, the US and the Middle East.

Pursuant to the Share Purchase Agreement, the Company has agreed to sell its entire equity interest in the IPJSC “Yandex” for a total valuation of RUB 475 billion ($5.2 billion at the exchange rate as of the date of the Share Purchase Agreement) to be satisfied in a combination of cash and the Company’s own shares (the “Consideration Shares”). The valuation gives effect to a mandatory 50% discount to “fair value” of the assets to be divested, as currently required by applicable Russian laws. The Company understands that the Purchaser will acquire the Consideration Shares through bilateral arrangements with and public offers to current shareholders in Russia whose Company shares are recorded within the Russian securities infrastructure (the “Consideration Shares Acquisitions”).

The Company has received all necessary regulatory approvals in Russia, including the approval from the Government Commission for Control over Foreign Investments, and antitrust approval from the Federal Antimonopoly Service. On March 7, 2024, the Company received the requisite Shareholder approvals (including the separate approval of Class A shareholders) for the divestment and related amendments to the Company's articles of association. Following the Shareholder approvals, the consolidated financial results of the businesses to be divested are reported in discontinued operations. Since the Sale had not been approved as of December 31, 2023, the result of operations of the businesses to be divested in the Sale are included in the consolidated financial results of the Company for the year ended December 31, 2023, and are not presented as discontinued operations or assets held for sale.

The Sale will be implemented in two closings. At the initial closing (“First Completion”), the Company will sell a controlling stake of approximately 68% of the entire issued share capital in IPJSC “Yandex” to the Purchaser for consideration consisting of a combination of approximately RUB 230 billion ($2.5 billion) in cash and up to 68 million Consideration Shares, which will result in the deconsolidation of the businesses to be divested from the Group’s consolidated financial results. Following First Completion, the Purchaser will complete the Consideration Shares Acquisitions. At the second (and final) closing (“Second Completion”), any such further Consideration Shares acquired by the Purchaser will be transferred to the Company in consideration for the transfer of the remaining shareholding in IPJSC “Yandex”, with the balance of the transaction consideration, if any, to be paid in additional cash by the Purchaser. The Share Purchase Agreement contains customary representations, warranties, and covenants of each of the parties thereto. First Completion is expected to take place in the coming weeks, with Second Completion expected to take place within seven weeks following First Completion.

In addition, in connection with the Sale and as contemplated by the Share Purchase Agreement, the Company has sold 14,166,665 ordinary shares in the capital of IPJSC “Yandex”, constituting 3.73% of the entire issued share capital in IPJSC “Yandex”, for cash to a subsidiary of IPJSC “Yandex”, to serve as an equity incentive pool for IPJSC “Yandex” and its subsidiaries.

In the event that the Sale is not completed, the future prospects of the Company and its retained businesses could be materially and adversely affected. The Company and its retained businesses have historically been financed principally by the operating businesses in Russia. Due to the regulatory restrictions, there are now significant limitations on the transfer of funds from Russia to parent companies incorporated in jurisdictions considered to be “unfriendly” by the Russian government. It may be difficult or impossible to continue to finance the requirements of the Company or its retained businesses or to find alternative sources of financing. In addition, if the Sale is not completed in a timely manner, the Company may face a number of other risks, including increasing constraints imposed by international sanctions; potential loss of employees of the retained businesses; further distraction of Board and management time, and additional expense, in seeking an alternative transaction; and delisting of the Company’s Class A Shares from Nasdaq. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The consolidated financial statements were prepared on a going concern basis assuming that the Group will take all reasonable efforts to complete the Sale or to find sources of sufficient financing, including the realization of the highly liquid assets of the Company. Therefore, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.